                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cardinal Capital Management, LLC
Address: One Fawcett Place
         Greenwich, CT 06830


Form 13F File Number: 28-4549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy K. Minella
Title:   Managing Director
Phone:   (203) 863-8981

Signature, Place, and Date of Signing:

    /s/ Amy K. Minella           Greenwich, CT    November 14, 2000
    __________________           _______________  _________________
    [Signature]                  [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     76

Form 13F Information Table Value Total:     $254,060
                                            [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                               Cardinal Capital Management, L.L.C.
                                                       September 30, 2000
   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
ACT Manufacturing  Common Stock  000973107       $5,787   109,700  SH        Sole                          47,000         62,700
APW Ltd.           Common Stock  G04397108       $5,070   104,000  SH        Sole                          42,200         61,800
Actuant Corp.      Common Stock  00508X104         $310    78,700  SH        Sole                          29,800         48,900
Adrian Steel       Common Stock  007338106       $1,612     3,980  SH        Sole                           1,935          2,045
Advanced Lighting  Common Stock  00753C102       $1,677   135,500  SH        Sole                          56,500          9,000
Antec Corp         Common Stock  03664P105       $4,195   142,200  SH        Sole                          61,200         81,000
Arizona Land
  Income           Common Stock  040515108         $997   234,655  SH        Sole                         166,205         68,450
Barrett Resources
   Corp.           Common Stock  068480201       $5,056   133,700  SH        Sole                          49,600         84,100
Belden, Inc.       Common Stock  077459105       $3,248   137,500  SH        Sole                          45,500         92,000
Benjamin Moore &
  Co.              Common Stock  615649100       $3,570   157,784  SH        Sole                          67,697         90,087
Caremark Rx Inc.   Common Stock  141705103       $5,186   461,000  SH        Sole                         161,500        299,500
Clean Harbors      Common Stock  184496107          $83    27,937  SH        Sole                          27,937
Columbian Rope Co. Common Stock  198684102         $905     8,229  SH        Sole                           1,289          6,940
Constellation
  Brands           Common Stock  21036P108      $10,309   189,800  SH        Sole                          78,550        111,250
Crown City Plating
   Co              Common Stock  228237103         $426    35,500  SH        Sole                                         35,500
Delta & Pine Land
  Co.              Common Stock  247357106       $4,755   185,100  SH        Sole                          72,100        113,000
Education
  Management       Common Stock  28139T101       $3,933   146,000  SH        Sole                          61,000         85,000
El Paso Electric   Common Stock  283677854      $11,350   824,264  SH        Sole                         377,264        447,000
Electronics for
  Imaging          Common Stock  286082102       $1,896    75,100  SH        Sole                          26,100         49,000
Emcor Group        Common Stock  29084Q100         $416    16,000  SH        Sole                           3,500         12,500
Encompass
  Services         Common Stock  29255U104       $1,425   175,445  SH        Sole                          55,007        120,438
FMC Corp.          Common Stock  302491303       $8,423   125,600  SH        Sole                          56,800         68,800
First City Liq
  Trust Cert       Common Stock  33762E108       $7,505   555,932  SH        Sole                         246,327        309,605
Furniture Brands
  Intl             Common Stock  360921100       $6,595   396,700  SH        Sole                         185,200        211,500
GP Strategies      Common Stock  36225V104       $7,496 1,187,500  SH        Sole                         606,800        580,700
Gables Residential Common Stock  362418105       $1,479    54,400  SH        Sole                          24,900         29,500
Galileo Int'l Inc. Common Stock  363547100       $8,186   528,099  SH        Sole                         229,999        298,100


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Gen Growth Props.  Common Stock  370021107       $2,511    78,000  SH        Sole                          35,500         42,500
Golden State-Litig
   WT              Common Stock  381197136         $187   352,100  SH        Sole                         123,600        228,500
Handleman Co.      Common Stock  410252100         $124    10,000  SH        Sole                           5,000          5,000
Harvard Industries Common Stock  417434503          $36    11,965  SH        Sole                          11,965
Healthcare Realty
   Trust           Common Stock  421946104       $1,194    56,500  SH        Sole                          23,900         32,600
Herbalife Decs
  Trust 3          Common Stock  243665205       $4,781   516,865  SH        Sole                         209,900        306,965
Hollinger Int'l    Common Stock  435569108      $10,037   599,200  SH        Sole                         257,500        341,700
ITT Educational
  Serv             Common Stock  45068B109       $3,491   128,700  SH        Sole                          28,800         99,900
Ikon Office
  Solutions        Common Stock  451713101       $4,127 1,048,100  SH        Sole                         430,800        617,300
Jack in the Box    Common Stock  466367109       $6,881   321,000  SH        Sole                         135,900        185,100
Kaufman & Broad    Common Stock  486168107       $2,397    89,000  SH        Sole                          37,000         52,000
Keebler Foods Co.  Common Stock  487256109       $2,940    70,000  SH        Sole                          29,000         41,000
Legato Systems Inc Common Stock  524651106       $3,850   286,500  SH        Sole                         136,500        150,000
Litton Industries
  Inc.             Common Stock  538021106       $6,846   153,200  SH        Sole                          70,400         82,800
Louis Dreyfus Nat
   Gas             Common Stock  546011107       $3,792    95,700  SH        Sole                          45,700         50,000
Lubrizol Corp.     Common Stock  549271104       $1,014    51,500  SH        Sole                          24,900         26,600
Maytag Corp.       Common Stock  578592107       $5,439   175,100  SH        Sole                          78,000         97,100
Meritor Savings
   Bank            Common Stock  590007100       $3,330 1,937,500  SH        Sole                         405,900      1,531,600
Microcell Telecomm Common Stock                    $250     8,586  SH        Sole                           8,586
Musicland          Common Stock  62758B109       $4,145   586,900  SH        Sole                         276,800        310,100
Mylan Laboratories
   Inc.            Common Stock  628530107       $4,092   151,900  SH        Sole                          67,500         84,400
Nautica            Common Stock  639089101       $5,423   419,150  SH        Sole                         186,650        232,500
Network Associates
   Inc.            Common Stock  640938106       $1,719    76,000  SH        Sole                          30,500         45,500
Ogden Corp.        Common Stock  676346109       $9,702   715,364  SH        Sole                         300,800        414,564
Oneida Ltd.        Common Stock  682505102         $376    27,100  SH        Sole                           3,500         23,600
Oxford Health
  Plans            Common Stock  691471106       $4,241   138,000  SH        Sole                          50,700         87,300
Pactiv Corp.       Common Stock  695257105       $2,578   230,400  SH        Sole                          97,400        133,000
Playtex            Common Stock  72813P100         $532    45,000  SH        Sole                          18,000         27,000
Prison Realty
  Trust            Common Stock  22025y100           $1     1,000  SH        Sole                           1,000
Pure Resources
  Inc.             Common Stock  74622E102       $3,740   176,500  SH        Sole                          84,600         91,900
RWC Inc.           Common Stock  749904108         $911    29,861  SH        Sole                           6,750         23,111
Range Resources
  Corp.            Common Stock  75281A109          $60    12,500  SH        Sole                          12,500
Republic Services
  Inc.             Common Stock  760759100       $6,098   464,600  SH        Sole                         180,600        284,000
Reunion Industries Common Stock                     $51    28,303  SH        Sole                          28,303
Rymer Foods Inc.   Common Stock  783771306          $18   115,000  SH        Sole                         115,000
Speedway Motor-


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  sports           Common Stock  847788106       $7,121   342,168  SH        Sole                         144,568        197,600
Station Casinos
  Inc.             Common Stock  857689103       $1,501   105,300  SH        Sole                          23,300         82,000
Suiza Foods        Common Stock  865077101       $2,590    51,100  SH        Sole                          19,500         31,600
The Hockey Company Common Stock  784414203       $1,083    67,699  SH        Sole                          67,699
Titan Corp         Common Stock  888266103       $3,419   207,200  SH        Sole                          87,700        119,500
Trans World Ent.   Common Stock  89336Q100       $4,113   411,255  SH        Sole                         182,755        228,500
US Leather Inc     Common Stock  912134103           $2    45,506  SH        Sole                          45,506
Unisys             Common Stock  909214108         $345    30,700  SH        Sole                          30,700
Velcro Industries  Common Stock  922571104       $4,206   391,236  SH        Sole                         184,286        206,950
Viad Corp.         Common Stock  92552R109       $6,734   253,500  SH        Sole                         109,100        144,400
Woodward Governor  Common Stock  980745103       $3,480    78,100  SH        Sole                          37,100         41,000
Nextlink Communi-
  cations Sr Pfd                 65333H830         $241       301  SH        Sole                                            301
1000th Nextlink
   Communications                                    $0   183,781  SH        Sole                                        183,781
Clean Harbors 8%
   Pfd                                             $424    26,500  SH        Sole                                         26,500


































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